Discontinued operations	12 Months Ended
Dec. 31, 2020
Discontinued Operations [Abstract]
Discontinued operations
6.	Discontinued operations

On November 25, 2019, the Company sold two subsidiaries in its bioseparations segment, representing the majority of its bioseparations operations and all of the bioseparations revenues. This transaction was part of the Company’s goal to monetize non-core assets to focus resources on the small molecules segment. This disposal has been presented as discontinued operations with the revenues and costs relating to ceased activities being reclassified and presented retrospectively in the consolidated statements of operations, statements of comprehensive loss, statements of cash flows and notes to the financial statements as discontinued operations. The 2019 and 2018 years in the segmented information note were also restated to present the existing segments as of the reporting date.

Gain on the sale of subsidiaries

The details of the gain on sale of subsidiaries during the years ended December 31, 2020 and 2019 is provided in the table bellow:

Year ended December 31	2020	2019
Fair value of the consideration received and receivable:	$3,380	$51,927
Less:
Carrying amount of net assets sold	—	(22,015)
Transaction costs	—	(5,015)
Add: Reclassification of foreign currency translation reserve from other comprehensive income into the statement of operations	—	1,449
Gain on sale of subsidiaries (income tax $nil)	$3,380	$26,346

As of December 31, 2019, the Company had received $50,752 in cash and recorded an amount receivable of $1,175. This amount was received in the beginning of 2020 and then later during the year, an additional amount of 3,380 in proceeds was recorded and received upon resolution of a taxation matter. In the event the operations sold achieve certain yearly performance criteria during the three years following the transaction, the additional cash payments may be received. As of the date of these consolidated financial statements, the aggregate cash consideration that could still be earned until the end of the performance period is $19,129 (£11,000,000). At the time of the sale and as at December 31, 2020 and 2019, the fair value of the contingent consideration was determined to be $nil as its receipt is dependent on future target achievement that is out of the Company’s influence and is primarily dependent on the growth of the operations sold.

Results and cash flows from discontinued operations

The net income from discontinued operations for the years ended December 31, 2019 and 2018 are presented below:

Year ended December 31	2019	2018
Revenues	$22,499	$22,741

Expenses
Cost of sales and other production expenses	11,347	12,295
Research and development expenses	5,926	6,808
Administration, selling and marketing expenses	3,387	2,084
Loss (gain) on foreign exchange	(64)	(15)
Finance costs	737	19
Net income before income taxes	$1,166	$1,550
Income tax expense (recovery):
Current	65	(382)
Deferred	(24)	—
Total income tax expense (recovery)	41	(382)
Net income from discontinued operations	$1,125	$1,932

The cash flows from the discontinued operations and the gain on sale of subsidiaries for the years ended December 31, 2020, 2019 and 2018 are presented in the following table:

Year ended December 31	2020	2019	2018
Cash flows from operating activities	$—	$6,327	$1,379
Cash flows used in financing activities	—	(866)	—
Cash flows from (used in) investing activities*	3,768	39,690	(1,752)
Cash generated (used) during the year	$3,768	$45,151	$(373)
Net effect of currency exchange rate on cash	—	54	41
Total cash generated (used) by discontinued operations	$3,768	$45,205	$(332)

*Cash flows from investing activities for the year ended December 31, 2020 include proceeds received from the sales of the discontinued operations business of $4,555, net of the transaction cost paid of $787. Cash flows from investing activities for the period ended December 31, 2019 include the proceeds from the sale of the discontinued operations business (net of the cash disposed) of $43,958 deduction made of the transaction costs paid of $4,228.

The carrying amounts of assets and liabilities sold on the date of the transaction are as follows:

Cash	$6,794
Accounts receivable	1,148
Inventories	8,313
Prepaids	236
Other long-term assets	48
Capital assets	8,483
Right-of-use assets	3,300
Intangible assets	370
Deferred tax assets	12
Total assets	$28,704
Accounts payable and accrued liabilities	2,163
Deferred revenue	370
Current portion of lease liabilities	809
Long-term portion of deferred revenues	87
Long-term portion of lease liabilities	3,260
Total liabilities	$6,689
Net assets sold	$22,015